Borrowings	3 Months Ended
Mar. 31, 2020
Borrowings
Borrowings

7. Borrowings

	March 31,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	7,481	7,191
Accrued interest on innovation credit	3,389	3,124
Convertible notes	2,476	2,473
Accrued interest on convertible notes	304	264

Total borrowings	13,650	13,052
Current portion	(519)	(343)
	13,131	12,709

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covered 35% of the costs incurred in respect of the program up to € 5.0 million.

The credit is interest-bearing at a rate of 10% per annum. Early October 2018 ProQR received a conditional waiver of the €5 million Innovation credit. Consequently, the repayment of the total loan of €8.3 million, including interest, has been waived if conditions are met, which will be reviewed annually for 3 years. The assets which are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts will be drawn under this facility from 2018 through 2021. The credit of € 4.7 million through December 31, 2021 will be used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10, of which €2.5 million had been received as at March 31, 2020. The credit, including accrued interest of 10% per annum, is repayable depending on obtaining market approval.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.